Convertible Notes Payable Disclosure: Convertible Debt Scedule (Tables)	Dec. 31, 2022
Tables/Schedules
Convertible Debt Scedule
	December 31, 2022	December 31, 2021

Principal amount	$79,250	$1,259,000
Less: unamortized debt discount	(59,926)	(312,714)
Convertible notes payable, net	$19,324	$946,286